Loans, Impaired Loans, and Allowance for Credit Losses (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings

The following tables provide the gross carrying amounts of loans, acceptances, and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans and Acceptances by Risk Ratings
(millions of Canadian dollars)	As at
	October 31, 2020					October 31, 2019
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Residential mortgages[1,2,3]
Low Risk	$169,710	$3,125	$	n/a	$172,835	$181,748	$77	$	n/a	$181,825
Normal Risk	56,663	9,938		n/a	66,601	43,988	248		n/a	44,236
Medium Risk	–	7,690		n/a	7,690	5,817	433		n/a	6,250
High Risk	–	4,120		443	4,563	964	1,454		366	2,784
Default	n/a	n/a		530	530	n/a	n/a		545	545
Total	226,373	24,873		973	252,219	232,517	2,212		911	235,640
Allowance for loan losses	32	205		65	302	28	26		56	110
Loans, net of allowance	226,341	24,668		908	251,917	232,489	2,186		855	235,530
Consumer instalment and other personal[4]
Low Risk	77,178	1,199		n/a	78,377	92,601	953		n/a	93,554
Normal Risk	59,349	1,360		n/a	60,709	46,878	973		n/a	47,851
Medium Risk	28,094	3,631		n/a	31,725	27,576	879		n/a	28,455
High Risk	3,700	9,940		638	14,278	6,971	2,435		618	10,024
Default	n/a	n/a		371	371	n/a	n/a		450	450
Total	168,321	16,130		1,009	185,460	174,026	5,240		1,068	180,334
Allowance for loan losses	567	1,265		187	2,019	690	384		175	1,249
Loans, net of allowance	167,754	14,865		822	183,441	173,336	4,856		893	179,085
Credit card
Low Risk	3,916	49		n/a	3,965	7,188	48		n/a	7,236
Normal Risk	7,027	129		n/a	7,156	10,807	82		n/a	10,889
Medium Risk	10,431	804		n/a	11,235	11,218	275		n/a	11,493
High Risk	3,493	6,180		206	9,879	4,798	1,670		355	6,823
Default	n/a	n/a		99	99	n/a	n/a		123	123
Total	24,867	7,162		305	32,334	34,011	2,075		478	36,564
Allowance for loan losses	624	1,726		204	2,554	732	521		322	1,575
Loans, net of allowance	24,243	5,436		101	29,780	33,279	1,554		156	34,989
Business and government[1,2,3,5,6,7]
Investment grade or Low/Normal Risk	120,106	250		n/a	120,356	111,763	81		n/a	111,844
Non-Investment grade or Medium Risk	126,509	11,818		n/a	138,327	128,263	5,540		n/a	133,803
Watch and classified or High Risk	890	12,567		120	13,577	951	4,649		158	5,758
Default	n/a	n/a		982	982	n/a	n/a		730	730
Total	247,505	24,635		1,102	273,242	240,977	10,270		888	252,135
Allowance for loan and acceptances losses	1,321	1,706		388	3,415	672	648		193	1,513
Loans and acceptances, net of allowance	246,184	22,929		714	269,827	240,305	9,622		695	250,622
Total loans and acceptances[5,8]	667,066	72,800		3,389	743,255	681,531	19,797		3,345	704,673
Total Allowance for loan losses[8]	2,544	4,902		844	8,290	2,122	1,579		746	4,447
Total loans and acceptances, net of allowance[5,8]	$664,522	$67,898		$2,545	$734,965	$679,409	$18,218		$2,599	$700,226

[1]

As at October 31, 2020, impaired loans with a balance of $111 million (October 31, 2019 – $127 million) did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[2]

As at October 31, 2020, excludes trading loans and non-trading loans at FVTPL with a fair value of $13 billion (October 31, 2019 – $12 billion) and $4 billion (October 31, 2019 – $2 billion), respectively.

[3]	As at October 31, 2020, includes insured mortgages of $86 billion (October 31, 2019 – $88 billion).
[4]	As at October 31, 2020, includes Canadian government-insured real estate personal loans of $12 billion (October 31, 2019 – $13 billion).
[5]

As at October 31, 2020, includes loans that are measured at FVOCI of $3 billion (October 31, 2019 – $2 billion) and customers’ liability under acceptances of $15 billion (October 31, 2019 – $13 billion).

[6]

As at October 31, 2020, includes loans guaranteed by government agencies of $27 billion (October 31, 2019 - $26 billion), which are primarily classified in Non-Investment grade or a lower risk rating based on the borrowers’ credit risk.

[7]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current year.
[8]

As at October 31, 2020, Stage 3 includes ACI loans of $232 million (October 31, 2019 – $313 million) and a related allowance for loan losses of $10 million (October 31, 2019 – $12 million), which have been included in the “Default” risk rating category as they were impaired at acquisition.

Loans and Acceptances by Risk Ratings – Off-Balance Sheet Credit Instruments[1]
(millions of Canadian dollars)	As at
	October 31, 2020					October 31, 2019

	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Retail Exposures[2]
Low Risk	$200,226	$724	$	n/a	$200,950	$227,757	$732	$	n/a	$228,489
Normal Risk	78,448	1,124		n/a	79,572	67,245	570		n/a	67,815
Medium Risk	35,187	1,444		n/a	36,631	13,204	277		n/a	13,481
High Risk	2,004	3,025		–	5,029	1,869	854		–	2,723
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures[3]
Investment grade	194,182	–		n/a	194,182	179,650	–		n/a	179,650
Non-Investment grade	76,280	6,553		n/a	82,833	64,553	3,397		n/a	67,950
Watch and classified	18	4,416		–	4,434	2	2,126		–	2,128

Default	n/a	n/a		144	144	n/a	n/a		108	108

Total off-balance sheet credit instruments	586,345	17,286		144	603,775	554,280	7,956		108	562,344

Allowance for off-balance sheet credit instruments	381	672		34	1,087	293	277		15	585

Total off-balance sheet credit instruments, net of allowance	$585,964	$16,614		$110	$602,688	$553,987	$7,679		$93	$561,759

[1]	Exclude mortgage commitments.
[2]

As at October 31, 2020, includes $321 billion (October 31, 2019 – $311 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

[3]	As at October 31, 2020, includes $43 billion (October 31, 2019 – $41 billion) of the undrawn component of uncommitted credit and liquidity facilities.

Summary of Information Related to Bank's Impaired Loans

The following table presents information related to the Bank’s impaired loans as at October 31, 2020 and October 31, 2019.

Impaired Loans[1]
(millions of Canadian dollars)	As at
	October 31, 2020					October 31, 2019

	Unpaid principal balance	[2]	Carrying value	Related allowance for credit losses	Average gross impaired loans	Unpaid principal balance	[2]	Carrying value	Related allowance for credit losses	Average gross impaired loans
Residential mortgages	$885		$825	$67	$781	$788		$724	$53	$698
Consumer instalment and other personal	1,068		988	186	1,067	1,159		1,037	173	1,160
Credit card	305		305	204	446	478		478	322	465

Business and government	1,134		1,039	377	1,137	870		793	186	906

Total	$3,392		$3,157	$834	$3,431	$3,295		$3,032	$734	$3,229

[1]	Balances exclude ACI loans.
[2]	Represents contractual amount of principal owed.

Summary of Allowance for Credit Losses

The changes to the Bank’s allowance for loan losses, as at and for the years ended October 31, 2020 and October 31, 2019, are shown in the following table.

Allowance for Loan Losses
(millions of Canadian dollars)	For the years ended October 31
	2020				2019
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Residential Mortgages
Balance at beginning of period	$28	$26	$56	$110	$24	$34	$52	$110
Provision for credit losses
Transfer to Stage 1[2]	66	(65)	(1)	–	35	(33)	(2)	–
Transfer to Stage 2	(33)	46	(13)	–	(5)	13	(8)	–
Transfer to Stage 3	–	(14)	14	–	(2)	(8)	10	–
Net remeasurement due to transfers[3]	(20)	29	–	9	(16)	6	–	(10)
New originations or purchases[4]	15	n/a	n/a	15	14	n/a	n/a	14
Net repayments[5]	–	(1)	–	(1)	–	(1)	–	(1)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(4)	(11)	(22)	(37)	(4)	(5)	(17)	(26)
Changes to risk, parameters, and models[7]	(21)	196	53	228	(18)	20	49	51
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(26)	(26)	–	–	(31)	(31)
Recoveries	1	(1)	1	1	–	–	1	1

Foreign exchange and other adjustments	–	–	3	3	–	–	2	2

Balance at end of period	$32	$205	$65	$302	$28	$26	$56	$110
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period	$717	$417	$175	$1,309	$599	$392	$180	$1,171
Provision for credit losses
Transfer to Stage 1[2]	490	(473)	(17)	–	352	(333)	(19)	–
Transfer to Stage 2	(438)	504	(66)	–	(121)	164	(43)	–
Transfer to Stage 3	(11)	(147)	158	–	(15)	(164)	179	–
Net remeasurement due to transfers[3]	(216)	473	11	268	(149)	160	11	22
New originations or purchases[4]	327	n/a	n/a	327	326	n/a	n/a	326
Net repayments[5]	(92)	(62)	(11)	(165)	(88)	(30)	(12)	(130)
Derecognition of financial assets (excluding disposals and write-offs)[6]	(95)	(73)	(31)	(199)	(81)	(71)	(49)	(201)
Changes to risk, parameters, and models[7]	(83)	698	952	1,567	(105)	298	893	1,086
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(1,261)	(1,261)	–	–	(1,220)	(1,220)
Recoveries	–	–	278	278	–	–	254	254

Foreign exchange and other adjustments	(4)	(7)	(1)	(12)	(1)	1	1	1
Balance, including off-balance sheet instruments, at end of period	595	1,330	187	2,112	717	417	175	1,309

Less: Allowance for off-balance sheet instruments[8]	28	65	–	93	27	33	–	60

Balance at end of period	$567	$1,265	$187	$2,019	$690	$384	$175	$1,249
Credit Card[9]
Balance, including off-balance sheet instruments,
at beginning of period	$934	$673	$322	$1,929	$819	$580	$341	$1,740
Provision for credit losses
Transfer to Stage 1[2]	1,000	(970)	(30)	–	705	(623)	(82)	–
Transfer to Stage 2	(598)	673	(75)	–	(224)	288	(64)	–
Transfer to Stage 3	(19)	(638)	657	–	(30)	(563)	593	–
Net remeasurement due to transfers[3]	(356)	830	22	496	(240)	314	41	115
New originations or purchases[4]	174	n/a	n/a	174	144	n/a	n/a	144
Net repayments[5]	(35)	(7)	35	(7)	92	3	(22)	73
Derecognition of financial assets (excluding disposals and write-offs)[6]	(145)	(174)	(378)	(697)	(96)	(107)	(439)	(642)
Changes to risk, parameters, and models[7]	(152)	1,814	1,063	2,725	(236)	781	1,356	1,901
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(1,720)	(1,720)	–	–	(1,699)	(1,699)
Recoveries	–	–	306	306	–	–	297	297

Foreign exchange and other adjustments	(4)	(20)	2	(22)	–	–	–	–
Balance, including off-balance sheet instruments, at end of period	799	2,181	204	3,184	934	673	322	1,929

Less: Allowance for off-balance sheet instruments[8]	175	455	–	630	202	152	–	354

Balance at end of period	$624	$1,726	$204	$2,554	$732	$521	$322	$1,575

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Transfers represent stage transfer movements prior to ECL remeasurement.
[3]

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions, holding all other factors impacting the change in ECLs constant.

[4]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[5]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[6]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[7]

Represents the changes in the allowance related to current period changes in risk (e.g. PD) caused by changes to macroeconomic factors, level of risk, parameters, and/or models, subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward Looking Information” and “Expert Credit Judgment” sections of Note 2, Summary of Significant Accounting Policies and Note 3, Significant Accounting Judgments, Estimates and Assumptions for further details.

[8]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.
[9]	Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 for further details.

Allowance for Loan Losses (continued)
(millions of Canadian dollars)	For the years ended October 31
	2020				2019
	Stage 1	Stage 2	Stage 3 [1]	Total	Stage 1	Stage 2	Stage 3 [1]	Total
Business and Government[2]

Balance, including off-balance sheet instruments, as beginning of period	$736	$740	$208	$1,684	$736	$688	$133	$1,557
Provision for credit losses
Transfer to Stage 1[3]	255	(248)	(7)	–	214	(210)	(4)	–
Transfer to Stage 2	(459)	482	(23)	–	(127)	138	(11)	–
Transfer to Stage 3	(14)	(131)	145	–	(18)	(136)	154	–
Net remeasurement due to transfers[3]	(94)	256	(4)	158	(89)	115	2	28
New originations or purchases[3]	871	n/a	n/a	871	451	n/a	n/a	451
Net repayments[3]	(52)	(68)	(54)	(174)	(9)	(35)	(42)	(86)
Derecognition of financial assets (excluding disposals and write-offs)[3]	(459)	(503)	(242)	(1,204)	(340)	(382)	(85)	(807)
Changes to risk, parameters, and models[3]	727	1,334	827	2,888	(83)	564	241	722
Disposals	–	–	(22)	(22)	–	(3)	–	(3)
Write-offs	–	–	(430)	(430)	–	–	(228)	(228)
Recoveries	–	–	52	52	–	–	57	57

Foreign exchange and other adjustments	(12)	(4)	(28)	(44)	1	1	(9)	(7)
Balance, including off-balance sheet instruments, at end of period	1,499	1,858	422	3,779	736	740	208	1,684

Less: Allowance for off-balance sheet instruments[3,4]	178	152	34	364	64	92	15	171

Balance at end of period	1,321	1,706	388	3,415	672	648	193	1,513

Total Allowance for Loan Losses at end of period	$2,544	$4,902	$844	$8,290	$2,122	$1,579	$746	$4,447

[1]	Includes allowance for loan losses related to ACI loans.
[2]	Includes the allowance for loan losses related to customers’ liability under acceptances.
[3]	For explanations regarding this line item, refer to the “Allowance for Loan Losses” table on the previous page in this Note.
[4]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.

Summary of Macroeconomic Variables Impacted in Determining ECLs

Macroeconomic Variables
	Base Forecasts						Upside Forecasts		Downside Forecasts
	Calendar Quarters[1]				Average Q4 2020- Q3 2021[2]	Remaining 4-year period[2]	Average Q4 2020- Q3 2021[2]	Remaining 4-year period[2]	Average Q4 2020- Q3 2021[2]	Remaining 4-year period[2]
	Q4 2020	Q1 2021	Q2 2021	Q3 2021
Unemployment rate
Canada	9.3%	8.8%	8.0%	7.5%	8.4%	6.1%	7.8%	5.7%	10.2%	6.2%
United States	8.3	7.9	7.7	7.2	7.8	4.8	7.1	4.1	9.4	5.1
Real GDP
Canada	2.1	2.6	2.9	4.0	2.4	2.2	3.2	2.8	(0.7)	2.9
United States	2.8	2.9	2.7	4.3	1.8	2.4	2.3	3.0	(1.5)	3.1
Home prices
Canada (average existing price)[3]	0.1	(19.3)	(9.4)	0.7	6.0	1.1	7.4	3.1	(3.5)	3.5
United States (CoreLogic HPI)[4]	1.0	0.5	–	0.5	2.9	2.9	3.4	4.1	(2.4)	4.1
Central bank policy interest rate
Canada	0.25	0.25	0.25	0.25	0.25	0.50	0.25	0.64	0.25	0.39
United States	0.25	0.25	0.25	0.25	0.25	0.50	0.25	0.72	0.25	0.39
U.S. 10-year treasury yield	0.75	0.88	1.03	1.18	0.96	1.82	1.39	2.78	0.69	1.71
U.S. 10-year BBB spread (%-pts)	1.90	1.88	1.85	1.83	1.87	1.80	1.77	1.53	2.14	1.81
Exchange rate (U.S. dollar/ Canadian dollar)	$0.77	$0.78	$0.78	$0.78	$0.78	$0.77	$0.78	$0.81	$0.76	$0.77

[1]	Quarterly figures for real GDP and home prices are presented as the quarter on quarter change, seasonally adjusted annualized rate.
[2]	The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
[3]	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
[4]	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

The following table represents the average values of the macroeconomic variables over the next twelve months and the remaining 4-year forecast period for the base, upside, and downside forecasts as at October 31, 2019.

Macroeconomic Variables
	As at
					October 31, 2019
	Base Forecasts		Upside		Downside
	Next 12 months[1]	Remaining 4-year period[1]	Next 12 months[1]	Remaining 4-year period[1]	Next 12 months[1]	Remaining 4-year period[1]

Unemployment rate
Canada	5.8%	5.8%	5.7%	5.2%	6.8%	8.0%
United States	3.8	4.1	3.6	3.5	4.9	6.1
Real gross domestic product (GDP)[2]
Canada	1.6	1.8	1.8	2.2	0.6	0.3
United States	1.9	1.8	2.0	2.1	0.7	0.2
Home prices[2]
Canada (average home price)[3]	7.1	2.7	8.9	5.9	2.7	(3.5)
United States (CoreLogic HPI)[4]	3.6	3.6	4.4	5.0	2.4	1.7
Central bank policy interest rate
Canada	1.31	1.53	1.75	2.16	0.75	0.63
United States	1.75	2.20	2.00	2.86	1.06	1.00
U.S. 10-year treasury yield	1.76	2.50	2.25	3.44	1.32	1.79
U.S. 10-year BBB spread	1.80	1.80	1.73	1.59	1.96	2.19
Exchange rate (U.S. dollar/Canadian dollar)	$0.76	$0.77	$0.78	$0.83	$0.74	$0.69

[1]	The numbers represent average values for the quoted periods.
[2]	The numbers represent annual % change.
[3]	The average home price is the average transacted sale price of homes sold via the Multiple Listing Service (MLS); data is collected by the Canadian Real Estate Association (CREA).
[4]	The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.

Schedule of Change from Base to Probability-Weighted ECL

The following table presents the base ECL scenario compared to the probability-weighted ECLs, with the latter derived from three ECL scenarios for performing loans and off-balance sheet instruments. The difference reflects the impact of deriving multiple scenarios around the base ECLs and resultant change in ECLs due to non-linearity and sensitivity to using macroeconomic forecasts.

Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except as noted)		As at
	October 31, 2020	October 31, 2019
Probability-weighted ECLs	$8,500	$4,271
Base ECLs	8,157	4,104
Difference – in amount	$343	$167
Difference – in percentage	4.0%	3.9%

Schedule of Incremental Lifetime ECL Impact

The following table shows the estimated impact of staging on ECLs by presenting all performing loans and off-balance sheet instruments calculated using twelve-month ECLs compared to the current aggregate probability-weighted ECLs, holding all risk profiles constant.

Incremental Lifetime ECLs Impact
(millions of Canadian dollars)		As at
	October 31, 2020	October 31, 2019
Aggregate Stage 1 and 2 probability-weighted ECLs	$8,500	$4,271
All performing loans and off-balance sheet instruments using 12-month ECLs	6,482	3,672
Incremental lifetime ECLs impact	$2,018	$599

Summary of Loans Past Due but Not Impaired

The following table summarizes loans that are contractually past due but not impaired as at October 31, 2020 and October 31, 2019.

Loans Past Due but not Impaired[1,2,3]
(millions of Canadian dollars)	As at
	October 31, 2020				October 31, 2019
	1-30 days	31-60 days	61-89 days	Total	1-30 days	31-60 days	61-89 days	Total
Residential mortgages	$1,325	$221	$64	$1,610	$1,709	$404	$111	$2,224
Consumer instalment and other personal	5,623	590	200	6,413	6,038	845	266	7,149
Credit card	956	218	149	1,323	1,401	351	229	1,981

Business and government	2,521	723	329	3,573	1,096	858	60	2,014
Total	$10,425	$1,752	$742	$12,919	$10,244	$2,458	$666	$13,368

[1]	Includes loans that are measured at FVOCI.
[2]	Balances exclude ACI loans.
[3]

Loans deferred under a Bank-led COVID-19 relief program were not considered past due. Where such loans were already past due, they were not aged further during the deferral period. Aging for deferred loans commences subsequent to the deferral period.